UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-22277

American Funds Money Market Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: September 30, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

American Funds
Money Market Fund

[photo of a young girl doing a backbend]
Focus on flexibility:
How your new fund seeks stability

First report to shareholders, for the period ended September 30, 2009

American Funds Money Market FundSM seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Investing for short periods makes losses more likely.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here is the total return on a $1,000 investment with all distributions reinvested for the period ended September 30, 2009:
			Lifetime
	1 year	5 years	(since 5/1/2009)

Class A shares	—	—	0.00%

The fund’s total annualized operating expense ratio for Class A shares was 0.48% as of September 30, 2009. This figure is based on data for a partial year and does not reflect the reimbursements described below. Therefore, the actual expense ratio is lower.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time. See the fund’s prospectus or the Financial Highlights table on page 17 for details.

The fund’s annualized seven-day yield for Class A shares as of October 31, 2009, calculated in accordance with the Securities and Exchange Commission formula, was 0.00% (–0.32% without the reimbursement).

Bond ratings are generally issued by independent rating agencies and are designed to provide an indication of an issuer’s creditworthiness. Please see the fund’s most recent statement of additional information for details.

Investing outside the United States may be subject to risks, such as currency fluctuations and political instability. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

In this report

Special feature

2	Focus on flexibility: How your new fund seeks stability

In this feature article, we explain our investment professionals’ efforts to preserve capital and provide liquidity.

Contents

1	Letter to shareholders

4	Investment portfolio

8	Financial statements

23	Board of trustees and other officers

Fellow shareholders:

We are pleased to present you with the first annual report for American Funds Money Market Fund. This report covers the fund’s results from its inception on May 1, 2009, through the close of its fiscal year on September 30, 2009. During this five-month period, the fund maintained a constant net asset value of $1.00 per share. The fund’s annualized seven-day SEC yield as of September 30, 2009, was 0.00%.

An altered economic landscape
Just over a year ago in September 2008, extreme weakness in the real estate and mortgage markets had driven the economy into a deep recession. The global financial system was faltering, and a number of prominent financial institutions had failed, merged with competitors or become the beneficiaries of government rescue plans. As pessimism overwhelmed investors, commercial paper fell precipitously from favor and demand for short-term Treasury bills soared, driving yields for Treasuries to near zero.

In an effort to thaw frozen credit markets and blunt the effects of the crisis, the federal government took aggressive steps. The U.S. Treasury Department and the Federal Reserve initiated numerous guarantee policies and lending facilities, including programs to support markets for both commercial and asset-backed commercial paper. In addition, the Federal Reserve slashed the federal funds rate to a historic low of 0.00%–0.25% in the final weeks of the year.

By the start of your new fund’s operations on May 1, many of the government’s initiatives had begun to take hold and the credit markets were functioning more normally. However, the Fed continues to maintain interest rates at record low levels. In this environment, a number of traditional issuers of commercial paper opted to issue longer term debt to fund their operations, leading to a diminished supply of high-quality money market instruments. These factors contributed to historically low yields throughout the cash markets.

In spite of an improved economic outlook, uncertainties remain over the strength of a recovery and the potential for increased interest rates. We remain cautious in our approach. The fund’s investment professionals aim to provide a reasonable yield on your investment, but their foremost objective is to provide stability and liquidity. American Funds Money Market Fund has significant holdings in U.S. Treasury securities and government-sponsored agencies. A portion of the fund’s assets are invested selectively in other high-quality money market instruments. Read our special report on page 2, “Focus on flexibility,” for more details on how we manage the fund.

We believe that the turbulence of the past year underscores the importance of maintaining a balanced, well-diversified portfolio that includes an allocation to a money market fund. The cash in a money market fund can be earmarked for future investment opportunities. It can also prove invaluable should you find yourself with unexpected or last-minute expenses. What’s more, your fund offers check-writing privileges, and you can access your money online at americanfunds.com.

Merging of funds
Following shareholder approval this summer, The Cash Management Trust of America® and The U.S. Treasury Money Fund of AmericaSM were merged into American Funds Money Market Fund. We take this opportunity to thank you for the confidence you have placed in us and to welcome the new shareholders who have joined us since May 1.

We look forward to reporting to you again in six months — and to helping you achieve your long-term financial goals.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Boards

/s/ Kristine M. Nishiyama

Kristine M. Nishiyama
President

November 9, 2009

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
Your fund’s annualized seven-day SEC yield as of September 30, 2009*

American Funds Money Market Fund
(reflecting a fee reimbursement, –0.51% without the reimbursement)	0.00%

*The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does its 30-day yield or total return.
[End Sidebar]

[Begin Photo Caption]
[photo of Terry S. Cook]
Terry S. Cook
27 years of investment experience
[End Photo Caption]

[photo of a  tape measure]
Focus on flexibility:
How your new fund seeks stability

For nearly every investor, 2008 will be remembered as a painful year. The mortgage and credit crises dragged the U.S. economy into a deep recession. Stock markets around the world sustained steep losses, and bond markets suffered high volatility. The cash markets were not entirely spared either, as demand for commercial paper and other short-term securities plunged dramatically.

Fortunately, the picture has been brighter thus far in 2009. Since March, markets have rallied and the U.S. economy has shown clear signs of improvement. Liquidity has been restored to the cash markets. However, the volatility of the past year serves as a stark reminder of the importance of including investments in your portfolio that can provide stability and liquidity. A prudently managed money market fund helps to fill that vital role.

While American Funds Money Market Fund carries no guarantee, the fund is carefully managed to maintain a net asset value of $1.00 per share under various market conditions. It also seeks to earn a modest income. With the aim of carefully balancing interest rate and credit risk, investment guidelines were established to provide the fund with the flexibility to invest in a variety of money market instruments.

Cautious, but flexible
The fund can invest substantially in U.S. Treasury securities as well as securities issued by U.S. federal agencies. Because Treasuries and certain agency securities are backed by the full faith and credit of the U.S. government, these securities are widely considered the least risky of all short-term debt instruments. In the recent market environment, however, Treasuries provided very little yield. “While we look to generate income for our shareholders, we are always striving to preserve capital and provide liquidity,” explains Karen Hall, one of three money market traders who invest the fund’s assets. “We are always mindful of limiting risk.”

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[Begin Sidebar]
A wealth of experience
American Funds Money Market Fund is managed by a team of dedicated professionals with extensive experience navigating the cash markets.
[End Sidebar]

[Begin Photo Caption]
[photo of Belinda A. Heard]
Belinda A. Heard
21 years of investment experience
[End Photo Caption]

[Begin Photo Caption]
[photo of Karen F. Hall]
Karen F. Hall
21 years of investment experience
[End Photo Caption]

A portion of the fund’s assets can be invested in commercial paper, bank obligations and other short-term debt instruments as well. Here again, the focus is on higher quality securities. Our credit analysts maintain and carefully monitor a concise list of approved short-term credit issuers. They focus on issuers with the highest short-term credit ratings (i.e., Prime-1, A-1 and A-1+) issued by nationally recognized statistical rating organizations such as Moody’s or Standard & Poor’s. But importantly they also look beyond the ratings and conduct rigorous research on each issuer.

The fund’s traders then use the list to identify investment opportunities. In many cases, there is an additional layer of caution. “Often, the commercial paper we invest in also is supported through various programs of U.S. government agencies or governments outside the U.S.,” says Belinda Heard, one of the traders on the fund. “We also invest in commercial paper with very short maturities for liquidity purposes.”

A sensible addition
Most prudent investors diversify their portfolios with a mix of stock and bond mutual funds. Including a money market fund in your portfolio helps to provide additional stability should markets become volatile. You can use a money market fund to set aside cash specifically for future investment opportunities. A money market fund is also a smart place to put cash you’re planning to use for a near-term purchase or in the event of an unexpected expense.

Notes Karen, “If you know you’ll be purchasing a big-ticket item — say you’re planning to buy a house in three months — you may want to keep some assets in a money market fund rather than risk market volatility.”

The money in your American Funds Money Market Fund account is easily accessible: The fund offers free check-writing privileges and shares can be redeemed online or by phone at any time. Furthermore, unlike a savings or a checking account, the fund is actively managed by a group of committed, experienced investment professionals who strive to provide stability and liquidity in any market environment.

The U.S. economy appears to be on track for recovery, and investor confidence seems to have been restored. However, interest rates remain low and aren’t expected to rise appreciably in the near future. Although the fund did not generate income in its abbreviated first fiscal year, we believe that its conservative approach can provide the stability and potential for income that make it an integral addition to a diversified investment portfolio. ■

Investment portfolio
September 30, 2009

Percent of Net Assets
Federal agency discount notes	55.6%
U.S. Treasuries	34.8
Commercial paper	6.9
Discount notes	2.8
Other assets less liabilities	(0.1)

		Principal
	Yield at	amount	Value
Short-term securities - 100.11%	acquisition	(000)	(000)

Federal agency discount notes - 55.62%
Freddie Mac
10/2/2009	0.18%	$142,000	$141,998
10/5/2009	0.19	307,510	307,501
10/6/2009	0.17	368,600	368,587
10/9/2009	0.18	100,000	99,995
10/13/2009	0.20	402,690	402,663
10/14/2009	0.18	175,000	174,988
10/19/2009	0.20	350,000	349,954
10/20/2009	0.23	20,000	19,998
10/26/2009	0.20	82,000	81,991
11/2/2009	0.16	32,800	32,795
11/9/2009	0.18	629,147	629,031
11/16/2009	0.19	159,623	159,592
11/17/2009	0.24	11,400	11,399
11/23/2009	0.19	362,514	362,476
11/30/2009	0.14	84,333	84,325
12/1/2009	0.19	84,185	84,176
12/8/2009	0.17	80,350	80,337
12/14/2009	0.14	167,475	167,442
12/15/2009	0.20	156,550	156,517
12/17/2009	0.20	100,000	99,978
12/21/2009	0.21	258,750	258,685
12/22/2009	0.19	539,200	539,065
12/28/2009	0.12	162,175	162,128
1/11/2010	0.13	194,861	194,773
1/20/2010	0.13	15,000	14,992
1/21/2010	0.18	123,250	123,181
1/26/2010	0.20	523,250	522,926
1/27/2010	0.20	35,290	35,268
2/2/2010	0.13	211,300	211,154
2/8/2010	0.30	44,350	44,317
Fannie Mae
10/2/2009	0.17	200,000	199,998
10/5/2009	0.17	75,000	74,998
10/6/2009	0.20	100,000	99,996
10/7/2009	0.19	36,700	36,699
10/14/2009	0.20	300,000	299,979
10/16/2009	0.17	57,900	57,895
10/20/2009	0.19	200,000	199,978
10/21/2009	0.15	126,400	126,388
10/26/2009	0.22	133,920	133,905
10/27/2009	0.22	50,000	49,994
10/28/2009	0.20	75,000	74,990
11/2/2009	0.20	100,000	99,985
11/3/2009	0.20	100,000	99,985
11/4/2009	0.18	201,686	201,655
11/6/2009	0.20	100,000	99,984
11/12/2009	0.18	200,000	199,961
11/16/2009	0.11	119,498	119,481
11/17/2009	0.22	30,000	29,998
11/18/2009	0.17	296,942	296,916
11/25/2009	0.16	192,790	192,769
12/1/2009	0.21	95,848	95,837
12/2/2009	0.16	299,200	299,164
12/16/2009	0.13	93,999	93,979
12/17/2009	0.16	285,780	285,717
12/18/2009	0.20	20,600	20,595
12/21/2009	0.24	200,000	199,950
12/22/2009	0.13	210,700	210,647
12/23/2009	0.13	195,086	195,035
1/15/2010	0.13	69,400	69,366
2/3/2010	0.21	8,500	8,494
2/10/2010	0.22	217,607	217,439
2/17/2010	0.21	23,500	23,480
2/24/2010	0.22	50,000	49,955
Federal Home Loan Bank
10/2/2009	0.19	75,000	74,999
10/6/2009	0.12	19,900	19,900
10/7/2009	0.19	523,887	523,866
10/9/2009	0.18	336,100	336,084
10/16/2009	0.22	223,500	223,481
10/20/2009	0.21	100,000	99,989
10/21/2009	0.21	100,000	99,989
10/23/2009	0.16	5,100	5,099
10/30/2009	0.15	66,392	66,384
11/10/2009	0.11	300,000	299,962
11/13/2009	0.12	126,300	126,281
11/16/2009	0.09	80,000	79,991
11/17/2009	0.09	150,000	149,982
11/18/2009	0.18	100,000	99,991
11/27/2009	0.12	300,000	299,960
11/30/2009	0.16	115,900	115,888
12/8/2009	0.16	426,920	426,852
12/9/2009	0.16	197,000	196,969
12/11/2009	0.07	111,600	111,580
12/16/2009	0.14	276,350	276,292
12/18/2009	0.14	46,949	46,938
12/28/2009	0.13	37,698	37,687
2/12/2010	0.21	200,000	199,842
Federal Farm Credit Banks
1/12/2010	0.13	50,000	49,981
Total federal agency discount notes			14,355,431

U.S. Treasuries - 34.76%
U.S. Treasury Bills
10/1/2009	0.24	1,040,000	1,039,996
10/8/2009	0.24	690,000	689,976
10/15/2009	0.21	700,000	699,958
10/22/2009	0.20	981,100	981,030
10/29/2009	0.20	750,000	749,933
11/5/2009	0.24	197,300	197,284
11/12/2009	0.18	500,000	499,945
11/19/2009	0.19	806,700	806,654
11/27/2009	0.14	290,400	290,384
12/3/2009	0.13	450,000	449,955
12/10/2009	0.14	78,600	78,590
12/17/2009	0.16	500,000	499,915
12/31/2009	0.20	400,000	399,880
1/28/2010	0.22	295,400	295,303
2/4/2010	0.28	300,000	299,889
2/18/2010	0.27	200,000	199,898
2/25/2010	0.18	129,500	129,429
3/4/2010	0.20	50,000	49,969
3/11/2010	0.18	100,000	99,933
3/18/2010	0.18	100,000	99,930
3/25/2010	0.20	100,000	99,922
4/1/2010	0.29	100,000	99,912
6/17/2010	0.30	212,200	211,773
Total U.S. Treasuries			8,969,458

Commercial paper - 6.92%
Caisse d'Amortissement de la Dette Sociale
10/19/2009	0.17	277,500	277,476
10/21/2009	0.17	65,000	64,994
12/18/2009	0.20	90,000	89,943
1/5/2010	0.20	50,000	49,959
1/25/2010	0.25	50,000	49,945
Denmark (Kingdom of)
10/2/2009	0.23	23,300	23,300
10/9/2009	0.20	25,000	24,998
11/3/2009	0.22	27,300	27,292
12/4/2009	0.18	50,000	49,974
12/9/2009	0.18	50,000	49,972
12/16/2009	0.18	62,500	62,461
12/17/2009	0.15	50,000	49,969
European Investment Bank
10/23/2009	0.20	110,900	110,880
10/29/2009	0.10	100,000	99,992
10/30/2009	0.10	50,000	49,996
11/20/2009	0.19	25,000	24,991
KfW (1)
10/5/2009	0.21	30,000	29,999
10/14/2009	0.17	75,000	74,995
10/20/2009	0.21	50,000	49,994
10/27/2009	0.13	20,000	19,998
11/13/2009	0.17	12,692	12,689
11/17/2009	0.16	77,200	77,184
Straight-A Funding LLC (1)
10/14/2009	0.24	45,000	44,991
11/24/2009	0.21	100,000	99,963
12/17/2009	0.23	50,450	50,424
Québec (Province of) (1)
10/22/2009	0.21	6,095	6,094
11/4/2009	0.22	34,550	34,542
12/9/2009	0.18	100,000	99,952
Hydro-Québec (1)
12/17/2009	0.20	33,900	33,881
12/23/2009	0.20	25,000	24,984
British Columbia (Province of)
1/13/2010	0.17	19,100	19,090
Total commercial paper			1,784,922

Discount notes - 2.81%
International Bank for Reconstruction and Development
10/23/2009	0.10	118,500	118,492
11/17/2009	0.18	129,800	129,790
11/23/2009	0.18	60,000	59,994
11/25/2009	0.17	25,000	24,997
12/18/2009	0.19	141,400	141,367
12/21/2009	0.19	100,000	99,975
12/22/2009	0.19	100,000	99,975
12/28/2009	0.19	50,000	49,986
Total discount notes			724,576

Total investment securities (cost: $25,832,343,000)			25,834,387
Other assets less liabilities			(28,034)

Net assets			$25,806,353

(1) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $659,690,000, which represented 2.56% of the net assets of the fund.

See Notes to Financials Statements

Financial statements

Statement of assets and liabilities
at September 30, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
(cost: $25,832,343)		$25,834,387
Cash		14,660
Receivables for sales of fund's shares		113,868
		25,962,915
Liabilities:
Payables for:
Repurchases of fund's shares	$148,505
Services provided by affiliates	3,933
Trustees' deferred compensation	213
Other	3,911	15,562
Net assets at September 30, 2009		$25,806,353

Net assets consist of:
Capital paid in on shares of beneficial interest		$25,804,309
Net unrealized appreciation		2,044
Net assets at September 30, 2009		$25,806,353

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (25,804,050 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$19,570,941	19,569,124	$1.00
Class B	625,913	625,876	1.00
Class C	638,458	638,420	1.00
Class F-1	56,208	56,204	1.00
Class F-2	136,413	136,405	1.00
Class 529-A	675,908	675,868	1.00
Class 529-B	55,592	55,589	1.00
Class 529-C	152,617	152,608	1.00
Class 529-E	39,175	39,173	1.00
Class 529-F-1	33,923	33,921	1.00
Class R-1	83,632	83,624	1.00
Class R-2	1,422,180	1,422,052	1.00
Class R-3	1,219,933	1,219,823	1.00
Class R-4	732,921	732,856	1.00
Class R-5	347,044	347,013	1.00
Class R-6	15,495	15,494	1.00

See Notes to Financial Statements

Statement of operations
for the period May 1, 2009* to September 30, 2009	(dollars in thousands)

Investment income:
Income:
Interest		$12,535

Fees and expenses†:
Investment advisory services	$17,027
Distribution services	1,301
Transfer agent services	4,293
Administrative services	3,293
Reports to shareholders	107
Registration statement and prospectus	4,475
Trustees' compensation	14
Auditing and legal	110
Custodian	144
Other	909
Total fees and expenses before reimbursements	31,673
Less reimbursement of fees and expenses	19,138
Total fees and expenses after reimbursements		12,535
Net investment income		-

Net unrealized appreciation on investments		709
Net increase in net assets resulting from operations		$709

*Commencement of operations.
† Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statement of changes in net assets	(dollars in thousands)
for the period May 1, 2009* to September 30, 2009

Operations:
Net investment income		$-
Net unrealized appreciation on investments		709
Net increase in net assets resulting from operations		709

Dividends paid or accrued to shareholders
from net investment income		-

Net capital share transactions		25,805,644

Total increase in net assets		25,806,353

Net assets:
Beginning of period		-
End of period		$25,806,353

*Commencement of operations.

See Notes to Financial Statements

Notes to financial statements

1. Organization and significant accounting policies

Organization – American Funds Money Market Fund (the "fund") was organized on February 4, 2009, as a Delaware statutory trust. On March 17, 2009, the fund obtained its initial capitalization of $100,000 from the sale of 100,000 shares of Class A capital stock to Capital Research and Management Company (“CRMC”), the fund’s investment adviser. Operations commenced on May 1, 2009, upon the initial purchase of investment securities. The fund’s fiscal year ends on September 30. The fund is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	None	None	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Although the fund seeks to preserve a net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

The value and liquidity of the securities held by the fund may be affected by changing interest rates and by changes in credit ratings of the securities. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Some of the securities held by the fund may have credit and liquidity enhancements. Changes in the credit quality of the issuer or provider of these enhancements could cause the fund to experience a loss and may affect its share price.

Additionally, the securities held by the fund may be affected by unfavorable political, economic or governmental developments around the world that could affect the repayment of principal or the payment of interest.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund commenced operations on May 1, 2009; therefore, the fund’s only tax year, 2009, remains open for examination by U.S. federal and state tax authorities.

Distributions – Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2009, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

As of September 30, 2009, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$2,282
Gross unrealized depreciation on investment securities	(238)
Net unrealized appreciation on investment securities	2,044
Cost of investment securities	25,832,343

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the period ended September 30, 2009, the investment advisory services fee was $17,027,000, which was equivalent to an annualized rate of 0.267% of average daily net assets.

Due to lower short-term interest rates, CRMC agreed to pay a portion of fees and expenses. For the period ended September 30, 2009, the total fees paid by CRMC were as follows:

Share class	(dollars in thousands)
Class A	$12,130
Class A	$12,130
Class B	1,536
Class C	526
Class F-1	89
Class F-2	126
Class 529-A	623
Class 529-B	149
Class 529-C	143
Class 529-E	36
Class 529-F-1	32
Class R-1	58
Class R-2	1,887
Class R-3	1,053
Class R-4	531
Class R-5	216
Class R-6	3
Total	$19,138

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Classes A and 529-A	0.15%	0.15%
Classes B and 529-B	0.90	0.90
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the period ended September 30, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$-	$4,173	Not applicable	Not applicable	Not applicable
Class B	1,165	120	Not applicable	Not applicable	Not applicable
Class C	-	Included in administrative services	$232	$32	Not applicable
Class F-1	39		23	4	Not applicable
Class F-2	Not applicable		56	9	Not applicable
Class 529-A	-		178	29	$159
Class 529-B	97		15	3	13
Class 529-C	-		41	7	36
Class 529-E	-		10	2	9
Class 529-F-1	-		9	2	8
Class R-1	-		24	5	Not applicable
Class R-2	-		484	910	Not applicable
Class R-3	-		417	212	Not applicable
Class R-4	-		256	17	Not applicable
Class R-5	Not applicable		82	8	Not applicable
Class R-6	Not applicable		1	-*	Not applicable
Total	$1,301	$4,293	$1,828	$1,240	$225
* Amount less than one thousand.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 2009, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation shown on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At September 30, 2009, all of the fund’s investment securities were classified as Level 2.

6. Fund merger

On July 10, 2009, the fund acquired the respective net assets of The Cash Management Trust of America and The U.S. Treasury Money Fund of America (each an “acquired fund”) pursuant to an Agreement and Plan of Reorganization and Liquidation approved by shareholders of each acquired fund on June 15, 2009. The acquisitions were accomplished by a tax-free exchange of shares of each class of the fund for the corresponding class of each acquired fund at the close of business on July 10, 2009. All shares issued and acquired were valued at $1.00 per share. Shares issued by the fund are disclosed in the capital share transactions note. Information about the combining of the funds is as follows (dollars in thousands):

		Total net assets
Fund	Description	on July 10, 2009
American Funds Money Market Fund	Acquiring fund	$2,044,515
The Cash Management Trust of America	Acquired fund	22,607,151
The U.S. Treasury Money Fund of America	Acquired fund	4,270,856
American Funds Money Market Fund	After acquisition	$28,922,522

The components of net assets of each acquired fund as of July 10, 2009, were as follows (dollars in thousands):

Components of net assets acquired	The Cash Management Trust of America	The U.S. Treasury Money Fund of America
Capital paid in on shares of beneficial interest	$22,606,586	$4,270,086
Undistributed net investment income	-	-
Net unrealized appreciation	565	770
Total net assets	$22,607,151	$4,270,856

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Issued in connection with merger of The Cash Management Trust of America		Issued in connection with merger of The U.S. Treasury Money Fund of America		Repurchases(*)		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period May 1, 2009(†) to September 30, 2009
Class A	$6,749,266	6,749,266	$16,552,460	16,551,835	$3,876,970	3,876,312	$(7,608,289)	(7,608,289)	$19,570,407	19,569,124
Class B	61,221	61,221	730,878	730,857	-	-	(166,202)	(166,202)	625,897	625,876
Class C	101,750	101,750	766,696	766,676	-	-	(230,006)	(230,006)	638,440	638,420
Class F-1	16,696	16,696	85,938	85,935	-	-	(46,427)	(46,427)	56,207	56,204
Class F-2	335,733	335,733	1,341	1,336	-	-	(200,664)	(200,664)	136,410	136,405
Class 529-A	116,721	116,721	686,414	686,393	-	-	(127,246)	(127,246)	675,889	675,868
Class 529-B	8,057	8,057	56,183	56,182	-	-	(8,650)	(8,650)	55,590	55,589
Class 529-C	27,531	27,531	163,157	163,153	-	-	(38,076)	(38,076)	152,612	152,608
Class 529-E	6,106	6,106	40,387	40,387	-	-	(7,320)	(7,320)	39,173	39,173
Class 529-F-1	6,915	6,915	35,992	35,990	-	-	(8,984)	(8,984)	33,923	33,921
Class R-1	27,372	27,372	75,856	75,854	8,211	8,209	(27,811)	(27,811)	83,628	83,624
Class R-2	314,505	314,505	1,333,646	1,333,600	114,202	114,160	(340,213)	(340,213)	1,422,140	1,422,052
Class R-3	277,224	277,224	1,138,057	1,138,018	108,807	108,771	(304,190)	(304,190)	1,219,898	1,219,823
Class R-4	141,490	141,490	645,243	645,219	117,300	117,279	(171,132)	(171,132)	732,901	732,856
Class R-5	116,585	116,585	294,903	294,892	45,366	45,355	(109,819)	(109,819)	347,035	347,013
Class R-6	18,242	18,242	-	-	-	-	(2,748)	(2,748)	15,494	15,494
Total net increase
(decrease)	$8,325,414	8,325,414	$22,607,151	22,606,327	$4,270,856	4,270,086	$(9,397,777)	(9,397,777)	$25,805,644	25,804,050

(*) Includes exchanges between share classes of the fund.
(†)Commencement of operations.

8. Other disclosures

CRMC agreed to bear all offering and organizational expenses of the fund. The offering costs include state and SEC registration fees. Organizational costs include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC was $321,000. These expenses are not included in the accompanying financial statements.

9. Subsequent events

As of November 9, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1)

	Net asset value, beginning of period	Net investment income(2)	Dividends (from net investment income)	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements(4)	Ratio of net income to average net assets(4)
Class A:
Period from 5/1/2009 to 9/30/2009	$1.00	$-	$-	$1.00	.00%	$19,571	.19%	.08%	-%
Class B:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	626	.49	.08	-
Class C:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	638	.22	.08	-
Class F-1:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	56	.32	.08	-
Class F-2:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	136	.20	.08	-
Class 529-A:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	676	.25	.08	-
Class 529-B:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	56	.56	.08	-
Class 529-C:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	153	.25	.08	-
Class 529-E:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	39	.25	.08	-

Class 529-F-1:
Period from 5/1/2009 to 9/30/2009	$1.00	$-	$-	$1.00	.00%	$34	.25%	.08%	-%
Class R-1:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	84	.21	.08	-
Class R-2:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	1,422	.33	.08	-
Class R-3:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	1,220	.24	.08	-
Class R-4:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	733	.21	.08	-
Class R-5:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	347	.19	.08	-
Class R-6:
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	15	.18	.08	-

(1)Based on operations from 5/1/2009, commencement of operations, through 9/30/2009, and, accordingly, is not representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements from CRMC. During the period shown, CRMC agreed to pay a portion of fees and expenses for all share classes due to lower short-term interest rates.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Money Market Fund (the "Fund") at September 30, 2009, the results of its operations, the changes in its net assets and its financial highlights for the period May 1, 2009 (commencement of operations) through September 30, 2009, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at September 30, 2009 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
November 9, 2009

Expense example
unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Certain share classes also incur transaction costs such as contingent deferred sales charges (loads) on redemptions.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value	Ending account value 9/30/2009	Expenses paid during period	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,000.00	$.83	.20%
Class A -- assumed 5% return	1,000.00	1,024.07	1.01	.20
Class B -- actual return	1,000.00	1,000.00	.83	.20
Class B -- assumed 5% return	1,000.00	1,024.07	1.01	.20
Class C -- actual return	1,000.00	1,000.00	.83	.20
Class C -- assumed 5% return	1,000.00	1,024.07	1.01	.20
Class F-1 -- actual return	1,000.00	1,000.00	.83	.20
Class F-1 -- assumed 5% return	1,000.00	1,024.07	1.01	.20
Class F-2 -- actual return	1,000.00	1,000.00	.83	.20
Class F-2 -- assumed 5% return	1,000.00	1,024.07	1.01	.20
Class 529-A -- actual return	1,000.00	1,000.00	.83	.20
Class 529-A -- assumed 5% return	1,000.00	1,024.07	1.01	.20
Class 529-B -- actual return	1,000.00	1,000.00	.83	.20
Class 529-B -- assumed 5% return	1,000.00	1,024.07	1.01	.20
Class 529-C -- actual return	1,000.00	1,000.00	.83	.20
Class 529-C -- assumed 5% return	1,000.00	1,024.07	1.01	.20
Class 529-E -- actual return	1,000.00	1,000.00	.83	.20
Class 529-E -- assumed 5% return	1,000.00	1,024.07	1.01	.20
Class 529-F-1 -- actual return	1,000.00	1,000.00	.83	.20
Class 529-F-1 -- assumed 5% return	1,000.00	1,024.07	1.01	.20
Class R-1 -- actual return	1,000.00	1,000.00	.83	.20
Class R-1 -- assumed 5% return	1,000.00	1,024.07	1.01	.20
Class R-2 -- actual return	1,000.00	1,000.00	.83	.20
Class R-2 -- assumed 5% return	1,000.00	1,024.07	1.01	.20
Class R-3 -- actual return	1,000.00	1,000.00	.83	.20
Class R-3 -- assumed 5% return	1,000.00	1,024.07	1.01	.20
Class R-4 -- actual return	1,000.00	1,000.00	.83	.20
Class R-4 -- assumed 5% return	1,000.00	1,024.07	1.01	.20
Class R-5 -- actual return	1,000.00	1,000.00	.83	.20
Class R-5 -- assumed 5% return	1,000.00	1,024.07	1.01	.20
Class R-6 -- actual return	1,000.00	1,000.00	.83	.20
Class R-6 -- assumed 5% return	1,000.00	1,024.07	1.01	.20

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

The period for the "annualized expense ratio" and "actual return" line is based on the number of days since the initial sale of the share class on May 1, 2009. The "assumed 5% return" line is based on 184 days.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through October 31, 2010. The board approved the agreement following the meeting of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided to the American Funds and proposed to be provided to the fund, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year in connection with their service as directors of other American Funds, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services proposed to be provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC should benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the manner in which CRMC proposes to manage the fund to achieve the fund’s investment objective of providing shareholders a way to earn income on their cash reserves while preserving capital and maintaining liquidity. They also considered CRMC’s experience in managing funds similar to the fund. The board and the committee concluded that CRMC’s record indicated that its management of the fund should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee reviewed the proposed advisory fees and projected total expenses of the fund (each as a percentage of net assets) and compared such amounts with the median fee and expense levels of all other funds in the Lipper U.S. Government Money Market Funds Index (the Lipper category in which the fund is included) for their latest fiscal years. They observed that the fund’s proposed advisory fees would be below the median of funds in that comparison group. The board and the committee also noted the breakpoint discounts in the fund’s proposed advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the American Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s proposed cost structure was fair and reasonable in relation to the services that CRMC proposed to provide, and that the shareholders will receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC would receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it would not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the proposed advisory fees and other amounts that were proposed to be paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s proposed advisory fee structure. The board and the committee concluded that the fund’s proposed advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Board of trustees and other officers

“Independent” trustees

	Year first
	elected
	a trustee
Name and age	of the fund1	Principal occupation(s) during past five years

Ambassador	2009	Corporate director and author; former U.S.
Richard G. Capen, Jr., 75		Ambassador to Spain; former Vice Chairman, Knight-
		Ridder, Inc. (communications company); former
		Chairman and Publisher, The Miami Herald

H. Frederick Christie, 76	2009	Private investor; former President and CEO, The
		Mission Group (non-utility holding company,
		subsidiary of Southern California Edison Company)

James G. Ellis, 62	2009	Dean and Professor of Marketing, Marshall School of
		Business, University of Southern California

Martin Fenton, 74	2009	Chairman of the Board, Senior Resource
Chairman of the Board		Group LLC (development and management
(Independent and Non-Executive)		of senior living communities)

Leonard R. Fuller, 63	2009	President and CEO, Fuller Consulting (financial
		management consulting firm)

R. Clark Hooper, 63	2009	Private investor; former President, Dumbarton Group
		LLC (securities industry consulting); former Executive
		Vice President — Policy and Oversight, NASD

Laurel B. Mitchell, Ph.D., 54	2009	Director, Accounting Program, University of
		Redlands

Richard G. Newman, 75	2009	Chairman of the Board, AECOM Technology
		Corporation (engineering, consulting and
		professional technical services)

Frank M. Sanchez, 66	2009	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings, 52	2009	President and CEO, Margaret Spellings & Company;
		former United States Secretary of Education, United
		States Department of Education — Federal
		Government Agency; former Assistant to the President for Domestic Policy, The White House —
		Federal Government, Executive Branch — Domestic
		Policy

Steadman Upham, Ph.D., 60	2009	President and Professor of Anthropology, The
		University of Tulsa; former President and Professor of
		Archaeology, Claremont Graduate University

“Independent” trustees

	Number of
	portfolios in
	fund complex2
	overseen by	Other directorships3
Name and age	trustee	held by trustee

Ambassador	14	Carnival Corporation
Richard G. Capen, Jr., 75

H. Frederick Christie, 76	14	AECOM Technology Corporation; DineEquity, Inc.;
		Ducommun Incorporated; SouthWest Water Company

James G. Ellis, 62	13	Quiksilver, Inc.

Martin Fenton, 74	17	None
Chairman of the Board
(Independent and Non-Executive)

Leonard R. Fuller, 63	15	None

R. Clark Hooper, 63	17	JPMorgan Value Opportunities Fund, Inc.;
		The Swiss Helvetia Fund, Inc.

Laurel B. Mitchell, Ph.D., 54	5	None

Richard G. Newman, 75	13	Sempra Energy; SouthWest Water Company

Frank M. Sanchez, 66	12	None

Margaret Spellings, 52	3	None

Steadman Upham, Ph.D., 60	14	None

“Interested” trustees4

	Year first
	elected a
	trustee or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the principal
position with fund	the fund1	underwriter of the fund

Paul G. Haaga, Jr., 60	2009	Vice Chairman of the Board, Capital Research and
Vice Chairman of the Board		Management Company; Senior Vice President —
		Fixed Income, Capital Research and Management
		Company

Abner D. Goldstine, 79	2009	Senior Vice President — Fixed Income, Capital
		Research and Management Company; Director,
		Capital Research and Management Company

“Interested” trustees4

	Number of
	portfolios
	in fund
	complex2
Name, age and	overseen by
position with fund	trustee	Other directorships3 held by trustee

Paul G. Haaga, Jr., 60	13	None
Vice Chairman of the Board

Abner D. Goldstine, 79	11	None

The fund’s statement of additional information includes additional information about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 24 for footnotes.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or
position with fund	of the fund1	the principal underwriter of the fund

Kristine M. Nishiyama, 39	2009	Vice President and Senior Counsel — Fund Business
President		Management Group, Capital Research and
		Management Company; Vice President and Counsel,
		Capital Bank and Trust Company5

Teresa S. Cook, 57	2009	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company

Louise M. Moriarty, 50	2009	Vice President — Fixed Income, Capital Research
Senior Vice President		Company5

Karen F. Hall, 44	2009	Vice President — Fixed Income, Capital Research
Vice President		and Management Company

Belinda A. Heard, 47	2009	Vice President — Fixed Income, Capital Research
Vice President		and Management Company

Kimberly S. Verdick, 45	2009	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Ari M. Vinocor, 35	2009	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Courtney R. Taylor, 34	2009	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and
		Management Company

M. Susan Gupton, 36	2009	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1Trustees and officers of the fund serve until their resignation, removal or retirement.

2Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

3This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

4“Interested persons” within the meaning of the 1940 Act, as amended, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

5Company affiliated with Capital Research and Management Company.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Money Market Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Money Market Fund, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
>	American Funds Money Market FundSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGEAR-959-1109P

Litho in USA AGD/L/10078-S22955

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that H. Frederick Christie, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2008	None
2009	$38,000

b) Audit-Related Fees:
2008	None
2009	None

c) Tax Fees:
2008	None
2009	$6,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2008	None
2009	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2008	None
2009	None

c) Tax Fees:
2008	None
2009	$14,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2008	None
2009	$3,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $0 for fiscal year 2008 and $23,000 for fiscal year 2009. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: November 30, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: November 30, 2009